Inventories (Tables)	12 Months Ended
Dec. 31, 2017
Text Block1 [Abstract]
Summary of Inventories

	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	US$’000

Raw materials	904,737	1,188,396	187,758
Work in progress	26,807	34,924	5,518
Finished goods	732,335	1,349,425	213,199

Total inventories at the lower of cost and net realizable value	1,663,879	2,572,745	406,475

Analysis of Inventory Reserve Accounts

	31.12.2015	31.12.2016	31.12.2017	31.12.2017
	RMB’000	RMB’000	RMB’000	US$’000

Inventories recognized as an expense in cost of sales	9,566,699	9,308,265	11,021,960	1,741,391
Inclusive of the following charge/(credit):
- Inventories written down	59,339	48,202	17,492	2,764
- Reversal of write-down of inventories	(24,079)	(53,373)	(37,393)	(5,908)